Equity	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Equity
Equity
12 Equity

Total equity
	30June2020	31December2019
Share capital and share premium
- Share capital	39	39
- Share premium	17,089	17,078
	17,128	17,117

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,270	1,580
- Revaluation reserve: Debt instruments at FVOCI	219	322
- Revaluation reserve: Cash flow hedge	1,709	1,208
- Revaluation reserve: Credit liability	–103	–114
- Revaluation reserve: Property in own use	262	253
- Net defined benefit asset/liability remeasurement reserve	–252	–336
- Currency translation reserve	–2,729	–2,079
- Share of associates and joint ventures and other reserves	3,243	3,189
- Treasury shares	–3	–10
	3,616	4,013

Retained earnings	30,406	29,866

Shareholders’ equity (parent)	51,149	50,996
Non-controlling interests	1,022	893
Total equity	52,171	51,889

In March 2020, ING Group announced that it will suspend any payment of dividends until 1 October 2020, following an industry wide recommendation of the ECB. The ECB subsequently updated their recommendation at the end of July, extending the timeframe for suspension of dividend payments until 1 January 2021. Any dividend payment by ING will therefore be delayed until after 1 January 2021. Final dividend 2019 paid out in the first half year of 2020 is therefore nil (2019: EUR 1,714 million).

Changes in revaluation reserve
	Equity securities at FVOCI		Debt instruments at FVOCI		Cash flow hedge		Credit liability		Property in own use

	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	1,580	1,914	322	398	1,208	604	-114	8	253	204
Changes in credit liability reserve							11	-116
Unrealised revaluations	-312	137	-76	-43	501	604			11	58
Realised gains/losses transferred to the statement of profit or loss			-27	-33
Realised revaluations transferred to retained earnings	2	-472	–				–	-6	-2	-9
Closing balance	1,270	1,580	219	322	1,709	1,208	-103	-114	262	253

Equity securities at FVOCI

In 2020, the unrealised revaluations of EUR -312 million includes EUR -297 million of revaluations of shares in Bank of Beijing.

In 2019, the unrealised revaluations of EUR 137 million are due to the revaluation of shares in Bank of Beijing EUR 35 million and shares in EquensWorldLine EUR 101 million. The EUR -472 million transfer of revaluation reserve to retained earnings is mainly related to the sale of shares in Kotak Mahindra Bank EUR -320 million and EquensWorldLine EUR -149 million.

Cash flow hedge reserve

ING mainly hedges floating rate lending with interest rate swaps. Due to decrease in interest rate yield curve the interest rate swaps had a positive revaluation of EUR 501 million (2019: EUR 604 million) which is recognised in cash flow hedge reserve.

Changes in currency translation reserve
	30 June 2020	31 December 2019
Opening balance	–2,079	–2,043
Unrealised revaluations	84	–134
Realised gains/losses transferred to the statement of profit or loss		–138
Exchange rate differences	–734	236
Closing balance	–2,729	–2,079

Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to hedge the CET1 ratio. The net decrease of unrealized revaluations and Exchange rate differences of EUR -650 million (2019: EUR 102 million increase) is related to several currencies including TRY, PLN, GBP, RUB and AUD that depreciated against the EUR.

Realised gains/losses transferred to the statement of profit or loss in 2019 is related to the sale of shares in Kotak Mahindra Bank (EUR -119 million) and the effect of the merger transaction of TMB (EUR -18 million).